Deferred Financing Costs	12 Months Ended
Dec. 31, 2010
Deferred Financing Costs [Abstract]
Deferred financing costs
8. Deferred financing costs:

		Accumulated	Net
	Cost	Amortization	Book Value
December 31, 2010
Deferred financing costs	$19,010	$9,316	$9,694

December 31, 2009
Deferred financing costs	$19,010	$6,266	$12,744

     We incurred deferred financing costs associated with our amended credit facility as well as $13,414 related to the issuance of our senior notes in December 2006. In October 2009, we amended our senior secured credit facility and incurred additional financing costs of $2,911 in the fourth quarter of 2009. In October 2009, due to the decrease in borrowing capacity after giving effect to the amendment, we expensed $528 of unamortized fees related to our prior revolving credit facilities.